Accumulated Other Comprehensive Loss - Summary of Income Tax Benefit (Expense) to Component of Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	$ 83
Balance, end of year	12	$ 83
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	53	97
Net unrealized (gain) loss	(41)	4
Reclassification of net loss to net income	(24)	(48)
Balance, end of year	(12)	53
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	30	31
Net unrealized (gain) loss	(1)	3
Reclassification of net loss to net income	(1)	(4)
Reclassification of tax effect to retained earnings	(11)
Balance, end of year	17	$ 30
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized (gain) loss	7
Balance, end of year	$ 7